Other Long Term Liabilities - Summary of Other Long Term Liabilities (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Other Liabilities Disclosure [Abstract]
Retirement benefits	$ 399,510	$ 294,301	$ 159,037
Deferred tax liability	523,462		117,729
Lease equalisation reserve			10,083
Total	$ 922,972	$ 294,301	$ 286,849